Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current assets [Abstract]
Share issuance proceeds	$ 0	$ 1,581
Trade and other receivables	635	97
Provincial sales tax receivable	0	122
Goods and services tax receivable	5,054	4,743
Total other receivables	$ 5,689	$ 6,543